Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Monetta Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monetta Fund
Average Annual Return, Percent		29.71%	16.25%	12.92%
Monetta Young Investor Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monetta Young Investor Growth Fund
Average Annual Return, Percent		15.39%	14.81%	12.77%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%	16.64%	13.65%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%	16.64%	13.65%